Villere Balanced Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 73.3%	Shares	Value
Accommodation - 1.8%
Caesars Entertainment, Inc.(a)(b)	61,649	$2,192,239

Administrative and Support Services - 2.4%
Visa, Inc. - Class A(b)	10,520	2,866,279

Ambulatory Health Care Services - 2.5%
Option Care Health, Inc.(a)	104,155	3,105,902

Beverage and Tobacco Product Manufacturing - 4.2%
Monster Beverage Corp.(a)	69,390	3,602,729
PepsiCo, Inc.	9,000	1,556,100
		5,158,829

Chemical Manufacturing - 6.9%
Abbott Laboratories	13,675	1,397,448
Colgate-Palmolive Co.	24,070	2,237,547
Ligand Pharmaceuticals, Inc.(a)	55,338	4,706,497
		8,341,492

Computer and Electronic Product Manufacturing - 6.9%
IDEXX Laboratories, Inc.(a)	4,735	2,353,058
ON Semiconductor Corp.(a)(b)	36,695	2,680,203
Roper Technologies, Inc.	6,260	3,335,078
		8,368,339

Credit Intermediation and Related Activities - 5.8%
Euronet Worldwide, Inc.(a)	26,505	3,089,953
First Hawaiian, Inc.	67,237	1,366,928
JPMorgan Chase & Co.	12,535	2,539,967
		6,996,848

Food Manufacturing - 2.6%
Lamb Weston Holdings, Inc.(b)	18,425	1,626,743
Mondelez International, Inc. - Class A	22,950	1,572,764
		3,199,507

Insurance Carriers and Related Activities - 4.9%
Palomar Holdings, Inc.(a)	32,704	2,774,607
Progressive Corp.	15,210	3,212,048
		5,986,655

Merchant Wholesalers, Durable Goods - 5.8%
Pool Corp.(b)	14,312	5,203,127
STERIS PLC(b)	8,095	1,804,214
		7,007,341

Merchant Wholesalers, Nondurable Goods - 2.8%
On Holding AG - Class A(a)(b)	81,001	3,445,783

Mining (except Oil and Gas) - 3.0%
Freeport-McMoRan, Inc.	68,640	3,619,387

Miscellaneous Manufacturing - 8.4%
Johnson & Johnson	9,720	1,425,632
Stryker Corp.	13,450	4,587,661
Teleflex, Inc.	19,885	4,157,357
		10,170,650

Petroleum and Coal Products Manufacturing - 1.4%
Chevron Corp.	10,610	1,722,003

Professional, Scientific, and Technical Services - 1.0%
OmniAb, Inc.(a)(b)	271,160	1,176,834
OmniAb, Inc.(a)(c)	20,984	0
OmniAb, Inc.(a)(c)	20,984	0
		1,176,834

Publishing Industries - 1.6%
Microsoft Corp.	4,615	1,915,825

Support Activities for Mining - 2.6%
Atlas Energy Solutions, Inc.(b)	128,905	3,122,079

Support Activities for Transportation - 3.9%
J.B. Hunt Transport Services, Inc.	29,510	4,743,733

Telecommunications - 1.5%
Verizon Communications, Inc.	43,435	1,787,350

Transit and Ground Passenger Transportation - 2.2%
Uber Technologies, Inc.(a)	42,090	2,717,330

Transportation Equipment Manufacturing - 1.1%
Lockheed Martin Corp.	2,745	1,291,083
TOTAL COMMON STOCKS (Cost $67,507,865)		88,935,488

CORPORATE BONDS - 22.1%	Par	Value
Administrative and Support Services - 0.5%
Scotts Miracle-Gro Co., 4.50%, 10/15/2029 (b)	700,000	630,640

Chemical Manufacturing - 2.0%
HB Fuller Co., 4.00%, 02/15/2027	2,418,000	2,336,880
Kimberly-Clark Corp., 3.20%, 04/25/2029	100,000	92,683
		2,429,563

Computer and Electronic Product Manufacturing - 0.4%
Northrop Grumman Corp., 4.60%, 02/01/2029	525,000	513,586

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.3%
Visa, Inc., 0.75%, 08/15/2027	321,000	283,132

Couriers and Messengers - 0.4%
United Parcel Service, Inc., 5.15%, 05/22/2034	480,000	476,991

Electrical Equipment, Appliance, and Component Manufacturing - 0.8%
Hubbell, Inc., 3.50%, 02/15/2028	1,045,000	986,352

Fabricated Metal Product Manufacturing - 2.3%
Emerson Electric Co., 0.88%, 10/15/2026	950,000	863,802
Stanley Black & Decker, Inc., 2.30%, 02/24/2025	2,000,000	1,953,243
		2,817,045

Insurance Carriers and Related Activities - 1.0%
Enact Holdings, Inc., 6.25%, 05/28/2029	500,000	499,440
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	800,000	746,610
		1,246,050

Machinery Manufacturing - 0.7%
Brunswick Corp., 4.40%, 09/15/2032 (b)	960,000	855,301

Merchant Wholesalers, Durable Goods - 1.1%
Avnet, Inc., 3.00%, 05/15/2031	1,000,000	823,183
Reliance, Inc., 1.30%, 08/15/2025	490,000	465,572
		1,288,755

Nonstore Retailers - 1.1%
Amazon.com, Inc., 1.65%, 05/12/2028	1,500,000	1,329,323

Paper Manufacturing - 0.7%
Sonoco Products Co., 2.25%, 02/01/2027	950,000	877,615

Professional, Scientific, and Technical Services - 0.7%
Alphabet, Inc., 0.80%, 08/15/2027 (b)	1,000,000	886,426

Rail Transportation - 1.4%
Union Pacific Corp., 2.80%, 02/14/2032 (b)	2,000,000	1,710,690

Transportation Equipment Manufacturing - 4.0%
Honda Motor Co. Ltd., 2.53%, 03/10/2027 (b)	1,200,000	1,121,416
Honeywell International, Inc., 4.95%, 09/01/2031	1,000,000	995,369
Toyota Motor Corp., 1.34%, 03/25/2026 (b)	2,900,000	2,712,302
		4,829,087

Utilities - 4.7%
Alabama Power Co., 1.45%, 09/15/2030	1,500,000	1,209,713
Duke Energy Corp., 0.90%, 09/15/2025	1,000,000	943,082
Pacific Gas & Electric Co., 4.20%, 03/01/2029	600,000	565,657
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	1,500,000	1,524,783
Southern Co., 5.11%, 08/01/2027	1,500,000	1,490,931
		5,734,166
TOTAL CORPORATE BONDS (Cost $28,669,763)		26,894,722

CONVERTIBLE PREFERRED STOCKS - 1.5%	Shares	Value
Credit Intermediation and Related Activities - 1.5%
Bank of America Corp., Series L, 7.25%, Perpetual	1,500	1,783,500
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,883,932)		1,783,500

PREFERRED STOCKS - 1.2%	Shares	Value
Administrative and Support Services - 1.2%
B Riley Financial, Inc., 6.50%, 09/30/2026	72,000	1,469,520
TOTAL PREFERRED STOCKS (Cost $1,800,000)		1,469,520

SHORT-TERM INVESTMENTS - 21.2%
Investments Purchased with Proceeds from Securities Lending - 19.6%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(d)	23,750,086	23,750,086

Money Market Funds - 1.6%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.24%(d)	2,002,570	2,002,570
TOTAL SHORT-TERM INVESTMENTS (Cost $25,752,656)		25,752,656

TOTAL INVESTMENTS - 119.3% (Cost $125,614,216)		$144,835,886
Liabilities in Excess of Other Assets - (19.3)%		(23,472,154)
TOTAL NET ASSETS - 100.0%		$121,363,732

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $23,059,437 which represented 19.0% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2024.

(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Villere Balanced Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024. See the Schedule of Investments for an industry breakout.

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$88,935,488	$–	$0	(a)	$88,935,488
Corporate Bonds	–	26,894,722	–		26,894,722
Convertible Preferred Stocks	1,783,500	–	–		1,783,500
Preferred Stocks	1,469,520	–	–		1,469,520
Investments Purchased with Proceeds from Securities Lending(b)	-	–	–		23,750,086
Money Market Funds	2,002,570	–	–		2,002,570
Total Investments	$94,191,078	$26,894,722	$0	(a)	$144,835,886

Refer to the Schedule of Investments for additional information.

(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The following is a reconciliation of the Balanced Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:

Common Stocks
Balance as of August 31, 2023	$0
Acquisitions	-
Dispositions	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Transfer in and/or out of Level 3	-
Balance as of May 31, 2024	$0
Change in unrealized appreciation/depreciation for Level 3 investments held at May 31, 2024	$-

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds' Valuation Designee, oversees valuation techniques.

Type of Security	Fair Value at 5/31/24	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00